ADVANCES FROM CLIENTS	12 Months Ended
Dec. 31, 2022
ADVANCES FROM CLIENTS
ADVANCES FROM CLIENTS

NOTE 25 – ADVANCES FROM CLIENTS

	12/31/2022	12/31/2021
Current
PROINFA (a)	921,597	1,043,978
PROCEL (b)	564,625	326,968
Advance Payments from Customers (c)	166,900	89,509
	1,653,122	1,460,455
Non-current
Advance Payments from Customers (c)	213,921	186,348
	213,921	186,348

	1,867,043	1,646,803

(a) PROINFA

The early receipt of PROINFA quotas is intended for the payment needs contractually established between Eletrobras and the entrepreneurs. The costing and electricity quotas are the result of the apportionment of the cost and electricity generated under PROINFA. According to ANEEL’s homologation resolution No. 3.147, the value of PROINFA’s apportionment was R$11.94/MWh in December 2022 (R$14.13/MWh in December 2021). In addition, operations under PROINFA do not affect Eletrobras’ results.

(b) National Electric Energy Conservation Program - PROCEL

A program of the federal government with the objective of increasing efficiency of goods and energy consumption. Eletrobras acts as PROCEL’s executing agent, through contracts, agreements, terms of operation and cooperation agreements. The early receipt of resources and their use are subject to the approval of the Annual Resource Application Plan (PAR), which provides for project proposals in energy efficiency and other expenditures to be applied under the program. Such projects are scheduled and budgeted in the PAIR and are conditioned to their effective contracting and realization. Therefore, financial resources are received according to the established schedule and released to the program result to the extent of its effective execution. In addition, the operations under PROCEL do not affect Eletrobras’ results.

(c) Advance payments from customers

Refers to the advance sale of electricity to customers, the revenues of this operation are recognized in the result when they occur as the energies are delivered, fulfilling the performance obligations, on this occasion the write-offs of the advances will occur.